Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Revenue Abstract
Schedule of recognized revenue

	2023	2022
	€’000	€’000
Contract assets	752	-
Contract liabilities	587	-
Receivables, which are included in “Prepayments and other receivables”	270	-